H. Bernt von Ohlen
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-7330

September 12, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

          Re: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Combination of Certain Series of Allianz Variable Insurance Products Trust (the "Trust") (SEC File Nos. 333-153047 and 811-09491) with and into Corresponding Series of the Trust

Dear Sir/Madam:

     Accompanying this letter for filing is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14. This registration statement relates to the proposed combination of certain series of the Trust with and into corresponding series of the Trust.

     Also included in Pre-Effective Amendment No. 1 are all required exhibits. Please note that the registration statement contains two separate proxy statement/prospectuses.

     The Registrant acknowledges that the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing. Staff comments on the filing and changes to the filing following staff comments do not foreclose the Commission from taking an action with respect to the filing and does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Registrant understands that it cannot raise the fact that the staff reviewed the filing as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Please contact me at the above telephone number or e-mail address if you have any questions concerning this filing. Thank you for your assistance.


Sincerely,


By: /s/ H. Bernt von Ohlen